CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows used in operating activities:
Net loss	$ (22,060)	$ (9,688)
Adjustments to reconcile net loss for the period to net cash used in operating activities:
Non-cash portion of interest expense	3,835	4,439
Non-cash loss (gain) on fair value adjustment for warrant liabilities	5,321	(9,493)
Depreciation and amortization	920	1,568
Stock-based compensation	401	538
Accretion	102	102
Gain on sale of equipment	(625)	0
Changes in operating assets and liabilities:
Accounts receivable	0	412
Production-related inventories	6,137	(3,970)
Materials and supplies inventories	166	167
Prepaids and other assets	1,161	(1,268)
Accounts payable	(2,848)	1,800
Other liabilities	574	632
Net cash used in operating activities	(6,916)	(14,761)
Cash flows provided by (used in) investing activities:
Additions to plant, equipment, and mine development	(351)	(5,082)
Proceeds for sale of equipment	711	0
Proceeds for assets held for sale	1,250	0
Net cash provided by (used in) investing activities	1,610	(5,082)
Cash flows provided by financing activities:
Principal payments on debt	(24,406)	0
Principal payments on capital leases	(31)	0
Proceeds from issuance of common stock, net of issuance costs	190,179	0
Net cash provided by financing activities	165,742	0
Net increase (decrease) in cash and restricted cash	160,436	(19,843)
Cash and restricted cash, beginning of period	46,635	96,040
Cash and restricted cash, end of period	207,071	76,197
Reconciliation of cash and restricted cash:
Cash	172,778	36,497
Restricted cash	34,293	39,700
Total cash and restricted cash	$ 207,071	$ 76,197